FINANCIAL INSTRUMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] NOK	Oct. 07, 2010 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2012 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK	Oct. 31, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK
Derivative, Fair value [Abstract]
Liabilities	$ 85,881	$ 79,870		$ 84,044	$ 70,071	$ 1,426	$ 1,445																$ 411	$ 2,012	$ 0	$ 97	$ 0	$ 6,245
Assets	3,411	0		4	0																		3,275	0	132	0
Interest rate swaps [Abstract]
Notional principal	1,033,000	1,070,700						303,684	39,440	47,777	68,423	100,000	76,136	450,000	500,000	84,594		36,800	82,388	105,436	600,000	600,000
Notional principal, at maturity								122,632	24,794	23,394	34,044	100,000					500,000	79,733	69,713
Inception date								Mar. 31, 2010	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	Oct. 31, 2010	Oct. 31, 2010		Apr. 30, 2012	Apr. 30, 2012	May 31, 2012	Sep. 30, 2012	Oct. 31, 2012	Oct. 31, 2012
Maturity date								Mar. 31, 2015	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	Apr. 30, 2014	Apr. 30, 2014		May 31, 2019	May 31, 2019	Aug. 31, 2022	Sep. 30, 2014	Oct. 31, 2017	Oct. 31, 2017
Fixed interest rate (in hundredths)													5.32%	5.32%					4.85%
Fixed interest rate range, low end (in hundredths)								1.96%	4.05%	2.13%	0.80%	2.50%				3.67%	3.67%	1.76%		5.92%	5.92%
Fixed interest rate range, high end (in hundredths)								2.22%	4.15%	2.80%	2.58%	2.93%				3.77%	3.77%	1.85%		6.23%	6.23%
Currency swaps [Abstract]
Principal receivable																														450,000		600,000
Principal payable																													$ 84,600		$ 105,400
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	54.00%	56.00%	70.00%